INVESTMENT SECURITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule Of Investment Securities Portfolio [Table Text Block]
The following is a summary of the Bank’s investment securities portfolio as of September 30, 2013 and December 31, 2012 (000’s omitted):

	Held to Maturity September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	$31,381	$618	$(352)	$31,647
Corporate Debt Securities	500	—	—	500
	$31,881	$618	$(352)	$32,147

	Available for Sale September 30, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$271,737	$1,708	$(8,771)	$264,674
Mortgage Backed Securities issued by U.S. Government Agencies	102,497	1,284	(1,235)	102,546
Obligations of States and Political Subdivisions	15,519	314	(121)	15,712
Trust Preferred CDO Securities	9,513	—	(3,652)	5,861
Corporate Debt Securities	11,967	135	(32)	12,070
Equity Securities	2,580	78	(81)	2,577
	$413,813	$3,519	$(13,892)	$403,440

	Held to Maturity December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	$38,286	$1,380	$(36)	$39,630
Corporate Debt Securities	500	—	—	500
	$38,786	$1,380	$(36)	$40,130

	Available for Sale December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$222,099	$3,442	$(90)	$225,451
Mortgage Backed Securities issued by U.S. Government Agencies	127,082	2,826	(90)	129,818
Obligations of States and Political Subdivisions	17,804	630	(64)	18,370
Trust Preferred CDO Securities	9,525	—	(4,119)	5,406
Corporate Debt Securities	11,961	156	(40)	12,077
Equity Securities	2,580	173	(108)	2,645
	$391,051	$7,227	$(4,511)	$393,767

	Held to Maturity December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	38,286	1,380	(36)	39,630
Corporate Debt Securities	500	—	—	500
	$38,786	$1,380	$(36)	$40,130

	Held to Maturity December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of States and Political Subdivisions	35,364	688	(240)	35,812
	$35,364	$688	$(240)	$35,812

	Available for Sale December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$222,099	$3,442	$(90)	$225,451
Mortgage Backed Securities issued by U.S. Government Agencies	127,082	2,826	(90)	129,818
Obligations of States and Political Subdivisions	17,804	630	(64)	18,370
Trust Preferred CDO Securities	9,525	—	(4,119)	5,406
Corporate Debt Securities	11,961	156	(40)	12,077
Other Securities	2,580	173	(108)	2,645
	$391,051	$7,227	$(4,511)	$393,767

	Available for Sale December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Value
Obligations of U.S. Government Agencies	$161,483	$4,071	$(22)	$165,532
Mortgage Backed Securities issued by U.S. Government Agencies	156,883	3,320	(35)	160,168
Obligations of States and Political Subdivisions	14,616	567	(5)	15,178
Trust Preferred CDO Securities	9,542	—	(4,075)	5,467
Corporate Debt Securities	6,070	—	(91)	5,979
Other Securities	2,567	156	(148)	2,575
	$351,161	$8,114	$(4,376)	$354,899

Expected Maturities Of Amortized Cost and Estimated Market Value [Table Text Block]
The amortized cost and estimated market values of securities by contractual maturity as of September 30, 2013 are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Held to Maturity		Available for Sale
	Amortized Cost	Estimated Market Value	Amortized Cost	Estimated Market Value
Contractual maturity in
1 year or less	$3,560	$3,586	$1,401	$1,406
After 1 year through five years	13,178	13,397	65,780	65,479
After 5 years through 10 years	11,088	11,108	223,767	217,766
After 10 years	4,055	4,056	17,788	13,666
Total	31,881	32,147	308,736	298,317
Mortgage Backed Securities	—	—	102,497	102,546
Securities with no stated maturity	—	—	2,580	2,577
Total	$31,881	$32,147	$413,813	$403,440

The amortized cost, estimated market value, and weighted average yield of securities at December 31, 2012, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties (000s omitted).

	Held to Maturity			Available for Sale
	Amortized Cost	Estimated Market Value	Weighted Average Yield	Amortized Cost	Estimated Market Value	Weighted Average Yield
Maturing within
1 year	$15,302	$15,325	1.36%	$1,699	$1,706	2.09%
1 through 5 years	10,104	10,389	3.22%	44,948	45,217	1.44%
6 through 10 years	8,865	9,370	4.07%	197,604	201,275	1.77%
Over 10 years	4,515	5,046	4.51%	17,138	13,106	1.33%
Total	38,786	40,130	2.83%	261,389	261,304	1.69%
Mortgage Backed Securities	—	—	0.00%	127,082	129,818	3.02%
Securities with no stated maturity	—	—	0.00%	2,580	2,645	0.00%
Total	$38,786	$40,130	2.83%	$391,051	$393,767	2.11%

Schedule Of Gross Unrealized Losses and Fair Value Of Investments With Unrealized Losses [Table Text Block]
The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses (in thousands), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2013 and December 31, 2012.

	September 30, 2013
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$209,712	$8,771	$—	$—	$209,712	$8,771
Mortgage Backed Securities issued by U.S. Government Agencies	52,167	1,096	7,233	139	59,400	1,235
Obligations of States and Political Subdivisions	14,070	409	2,675	64	16,745	473
Trust Preferred CDO Securities	—	—	5,861	3,652	5,861	3,652
Corporate Debt Securities	1,970	32	—	—	1,970	32
Equity Securities	—	—	459	81	459	81
	$27,919	$10,308	$16,228	$3,936	$294,147	$14,244

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$29,499	$89	$1,111	$1	$30,610	$90
Mortgage Backed Securities issued by U.S. Government Agencies	22,217	90	—	—	22,217	90
Obligations of States and Political Subdivisions	7,801	90	1,540	10	9,341	100
Trust Preferred CDO Securities	—	—	5,406	4,119	5,406	4,119
Corporate Debt Securities	1,960	40	—	—	1,960	40
Equity Securities	—	—	432	108	432	108
	$61,477	$309	$8,489	$4,238	$69,966	$4,547

The fair values of investments with an amortized cost in excess of their fair values at December 31, 2012 and December 31, 2011 are as follows (000s omitted):

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$29,499	$89	$1,111	$1	$30,610	$90
Mortgage Backed Securities issued by U.S. Government Agencies	22,217	90	—	—	22,217	90
Obligations of States and Political Subdivisions	7,801	90	1,540	10	9,341	100
Trust Preferred CDO Securities	—	—	5,406	4,119	5,406	4,119
Corporate Debt Securities	1,960	40	—	—	1,960	40
Equity Securities	—	—	432	108	432	108
	$61,477	$309	$8,489	$4,238	$69,966	$4,547

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
Obligations of United States Government Agencies	$14,729	$22	$—	$—	$14,729	$22
Mortgage Backed Securities issued by U.S. Government Agencies	26,453	35	—	—	26,453	35
Obligations of States and Political Subdivisions	12,766	239	1,261	6	14,027	245
Trust Preferred CDO Securities	—	—	5,467	4,075	5,467	4,075
Corporate Debt Securities	5,979	91	—	—	5,979	91
Equity Securities	—	—	392	148	392	148
	$59,927	$387	$7,120	$4,229	$67,047	$4,616